Fair Value (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value (Textual) [Abstract]
Discount rate	10.00%	10.00%
Outstanding balance	$ 1,600,000	$ 873,000
Valuation allowance	568,000	253,000
Fair Value (Additional Textual) [Abstract]
Impaired loans, collateral dependent	4,100,000	3,500,000
Valuation allowance, impaired loans	959,000	1,300,000
Additional provision for loan losses impaired loan	(118,000)	1,300,000
Other real estate owned, carrying value	998,000	620,000
Write-down amount, other real estate owned	340,000	280,000
Carrying amount, mortgage servicing rights	190,000	273,000
Loan held for sale outstanding balance	1,100,000	1,100,000
Change of unrealized gains on loans held for sale	(4,000)	(10,000)
Due period of loan	90 days or more	90 days or more
Loans held for sale [Member]
Fair Value (Textual) [Abstract]
Valuation allowance	30,000	34,000
Loan held for sale carrying amount	1,100,000	1,200,000
Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Discount rate	10.00%	10.00%
Default rate approximately	0.50%	0.50%
Outstanding balance	296,000	431,000
Valuation allowance	106,000	158,000
Charge on mortgage servicing rights	$ (52,000)	$ 39,000
Maximum [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	23.00%	30.30%
Maximum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	23.00%	30.30%
Minimum [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	6.50%	14.90%
Minimum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	6.50%	14.90%